Note Payable PPP (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Future Note Payable Loan Maturities	For the years ended March 31:
2022	$5,900

$5,900
Future note payable loan maturities are as follows: For the years ended December 31:
2021	$14,600
2022	4,700

$19,300